Significant Accounting Policies (Details) - USD ($)				12 Months Ended
	Dec. 30, 2024	Mar. 31, 2023	Jun. 16, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2024	Oct. 31, 2023	May 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Net loss				$ (27,554,905)	$ (5,827,049)	$ (33,974,441)
Accumulated deficit				(67,201,367)	(39,751,871)
Working capital deficit				11,000,000
Commissions receivable					7,919
Spot token price				438,000
Impairment charge				294,000
Impaired assets						1,700,000
Balances of prepaids, deposits and other				$ 147,538	2,095,800
NFTs intangible assets						1,000
Salvage value				0.00%
Commission payable					35,321
Gain on extinguishment of liabilities				$ 24,280,421
Closing price for per share (in Dollars per share)				$ 9				$ 12.55
dditional paid in capital				$ (1,800,000)
Subscription receivable				$ 49,637							$ 508,750
Share percentage			50.00%
Lease term				1 year 4 months 20 days	1 year 1 month 17 days
Other Income [Member]
Significant Accounting Policies [Line Items]
Gain on extinguishment of liabilities				$ 24,300,000
Extinguishment of Liabilities [Member]
Significant Accounting Policies [Line Items]
Subscription receivable				$ 50,000
Grandshores Technology Group Limited (“Grandshores”) [Member]
Significant Accounting Policies [Line Items]
Sponsor repaid amount						1,713,775
Recognized income tax percentage				50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives				3 years
Lease term				1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives				10 years
Lease term				2 years
Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Class A ordinary share per share (in Dollars per share)				$ 0.0001
Ordinary shares				$ 2
Lion Metaverse Limited (“LML”) [Member]
Significant Accounting Policies [Line Items]
Ownership percentage				50.00%
Cash contribution		$ 178,916
Exchange interest rate		49.00%
Additional capital contribution		$ 257,405
Grandshores Technology Group Limited (“Grandshores”) [Member]
Significant Accounting Policies [Line Items]
Ownership percentage										51.00%
Class A
Significant Accounting Policies [Line Items]
Issuance of shares (in Shares)	496,358,691				729,167		770,833
Aggregate value	$ 26.1
Class A ordinary share per share (in Dollars per share)				$ 0.0001	$ 0.0001
Shares not issued (in Shares)				496,358,691
Ordinary shares				$ 177,760	$ 17,925
Class A | January 2024 Convertible Debenture and August 2024 Convertible Debenture [Member]
Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares)				2,117,000,000
Class A | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Net loss
Issuance of shares (in Shares)				496,358,691
Class A ordinary share per share (in Dollars per share)				$ 0.0036
Ordinary shares issued (in Shares)				440,614,050
Class B Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Class A ordinary share per share (in Dollars per share)				$ 0.0001	$ 0.0001
Closing price for per share (in Dollars per share)									$ 0.02
Ordinary shares				$ 6,539	$ 2,384
Escrow shares (in Shares)			1,933,740	3,867,481
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Net loss
Ordinary shares issued (in Shares)